Financing Receivables - Credit Quality Year of Origination (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
Total Recorded Investment	$ 18,242	$ 22,421
Americas | Aaa - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
2020	2,818
2019	988
2018	829
2017	285
2016	90
2015 and prior	28
Total Recorded Investment	5,038
Americas | Ba1 - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
2020	1,449
2019	623
2018	360
2017	154
2016	52
2015 and prior	81
Total Recorded Investment	2,720
EMEA | Aaa - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
2020	1,513
2019	668
2018	329
2017	70
2016	33
2015 and prior	22
Total Recorded Investment	2,635
EMEA | Ba1 - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
2020	1,427
2019	519
2018	245
2017	128
2016	46
2015 and prior	22
Total Recorded Investment	2,387
Asia Pacific | Aaa - Baa3
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
2020	958
2019	564
2018	419
2017	205
2016	114
2015 and prior	38
Total Recorded Investment	2,298
Asia Pacific | Ba1 - D
Amortized cost/recorded investment for each class of receivables, by credit quality indicator
2020	351
2019	123
2018	167
2017	52
2016	33
2015 and prior	18
Total Recorded Investment	$ 743